SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts payable and accrued liabilities	$ 127,482	$ 418,087	$ (532,752)
Share-based compensation	28,209	123,007	68,062
Total	$ 155,691	$ 541,094	$ (464,690)